Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
05.
Income Taxes

The provision for income taxes was as follows:

Year Ended December 31	2012	2011	2010
Current
United States
Federal	$17.5	$24.2	$37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
United States
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	$170.8	$228.3	$98.4

A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2012	2011	2010
Income tax based on statutory rate	$128.9	$168.0	$(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	—	—	109.1
Other, net	6.6	6.7	2.1
Tax provision	$170.8	$228.3	$98.4

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2012	2011
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.8	$10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3.0)	(5.6)
Other	32.5	22.0
Valuation allowance	(4.9)	(2.9)
	56.7	51.0
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55.0
Intangible assets	(118.1)	(126.4)
Net operating losses	149.0	144.9
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
	66.0	83.2
Total future tax benefits	$122.7	$134.2
Current tax asset	$60.6	$52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Total future tax benefits	$122.7	$134.2

The current tax liability is recorded in accrued liabilities, the noncurrent tax asset is recorded in other assets and the noncurrent tax liability is recorded in other long-term liabilities in the Consolidated Balance Sheets.

We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $483.4 and $310.9, respectively, as of December 31, 2012. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States — State
2013	$1.9	$2.0
2014	7.0	7.6
2015	7.1	4.1
2016	10.5	2.9
2017	5.6	6.2
Thereafter	134.7	288.1
No expirations	316.6	—
Total net operating loss carryforwards	$483.4	$310.9

We have recorded a deferred tax asset of $149.0 as of December 31, 2012, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $118.1 has been recorded as of December 31, 2012, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pretax income of non-United States operations was $234.6, $395.5 and $191.1 in 2012, 2011 and 2010, respectively. We have not provided United States income taxes and non-United States withholding taxes on $594.8 of unremitted earnings of non-United States subsidiaries that are considered to be reinvested indefinitely. Deferred taxes are provided on $341.1 of unremitted earnings of non-United States subsidiaries that may be remitted to the United States. As of December 31, 2012 and 2011, we have recorded a deferred tax liability of $15.7 and $22.0, respectively, related to these non-United States earnings that may be remitted.

As of December 31, 2012, we have gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $28.5. We have related tax benefits of $2.5, and the net amount of $26.0 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next 12 months.

As of December 31, 2011, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $27.0. We had related tax benefits of $3.6 for a net amount of $23.4.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We accrued net interest and penalties of $0.1 and $0.6 during 2012 and 2011, respectively. In 2010, we had a net benefit of $1.3 due to a $1.8 benefit from statute expirations.

The following table summarizes the activity related to our unrecognized tax benefits during 2012, 2011 and 2010:

	2012	2011	2010
Gross unrecognized tax benefits, beginning of year	$25.0	$25.0	$41.7
Increases in prior year tax positions	5.8	0.9	3.0
Decreases in prior year tax positions	(0.8)	(1.5)	(2.0)
Increases for current year tax positions	3.1	2.5	—
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	$26.4	$25.0	$25.0
Potential interest and penalties	2.1	2.0	1.4
Balance, end of year	$28.5	$27.0	$26.4

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2009 through 2011 for our major operations in Germany, Italy, France, Japan, United States and United Kingdom. During 2012, we closed the United States tax examination for our 2008 and 2009 tax years and as of December 31, 2012, we are subject to tax audits in France, Germany, Denmark, Austria, Italy, Spain and Norway. We believe that the resolution of these audits will not have a material impact on earnings.